Judicial Deposits Transactions (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Deposit assets, gross		R$ 9,384,630	R$ 11,246,144
Provision for losses	[1]	(649,910)	(1,933,034)
Deposit Assets		8,734,720	9,313,110
Current		1,715,934	1,023,348
Non-current		7,018,786	8,289,762
Civil
Deposit assets, gross		5,849,978	6,948,344
Tax
Deposit assets, gross		2,337,508	2,660,132
Labor
Deposit assets, gross		R$ 1,197,144	R$ 1,637,668

[1]	This amount represents the estimated loss of balances of judicial deposits which are in the process of reconciliation with the obtained statements.